[Logo]FORUM
      FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                                July 3, 2001

              VIA EDGAR

              Securities and Exchange Commission
              Office of Document Control
              450 Fifth Street, N.W.
              Washington, D.C. 20549

               Re:   Forum Funds
                     File Nos.  2-67052; 811-3023
                         CIK:  0000315774


              Ladies and Gentlemen:

                         On behalf of Forum  Funds,  a Delaware  business  trust
              (the "Trust"), and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information with respect to DF Dent Premier Growth Fund, dated July 1, 2001, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Trust, filed electronically by EDGAR on June 28, 2001, accession number 0001004402-01-500127.

                         If you  have  any  questions  concerning  this  filing,
              please do not hesitate to call me collect at (207) 822-6748.

                                                Sincerely,

                                                /s/ Linda J. Cohen

                                                Linda J. Cohen
                                                Staff Attorney

              Enclosure


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